CONCENTRATIONS (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member] | Er Michigan [Member]
Concentration Risk [Line Items]
Percentage of concentration	0.00%	76.00%	0.00%	34.00%	17.00%	0.00%
Sales Revenue, Net [Member] | Ph Research Platform [Member]
Concentration Risk [Line Items]
Percentage of concentration			0.00%	5.00%	2.00%	0.00%
Sales Revenue, Net [Member] | Gss Colorado [Member]
Concentration Risk [Line Items]
Percentage of concentration			0.00%	6.00%	3.00%	0.00%
Sales Revenue, Net [Member] | Tweed [Member]
Concentration Risk [Line Items]
Percentage of concentration	34.00%	0.00%	34.00%	0.00%	49.00%	0.00%
Sales Revenue, Net [Member] | Urbanika Farms [Member]
Concentration Risk [Line Items]
Percentage of concentration					17.00%	0.00%
Sales Revenue, Net [Member] | Moon Flower Farms [Member]
Concentration Risk [Line Items]
Percentage of concentration					0.00%	100.00%
Sales Revenue, Net [Member] | University Of Arizona Ceac [Member]
Concentration Risk [Line Items]
Percentage of concentration	0.00%	24.00%	0.00%	22.00%	11.00%	0.00%
Sales Revenue, Net [Member] | Bright Orchard [Member]
Concentration Risk [Line Items]
Percentage of concentration	66.00%	0.00%	66.00%	0.00%
Sales Revenue, Net [Member] | Ub Poland [Member]
Concentration Risk [Line Items]
Percentage of concentration			0.00%	33.00%
Accounts Receivable [Member] | Tweed [Member]
Concentration Risk [Line Items]
Percentage of concentration			0.00%		100.00%	0.00%